MainStay VP Absolute Return Multi-Strategy Portfolio (Prospectus Summary) | MainStay VP Absolute Return Multi-Strategy Portfolio
MainStay VP Absolute Return Multi-Strategy Portfolio
Investment Objective
The Portfolio seeks to achieve long-term growth of capital.
Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - - MainStay VP Absolute Return Multi-Strategy Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	1.25%	1.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses of the Cayman Subsidiary	[2]	0.03%	0.03%
Dividend Expenses and Broker Fees and Charges on Short Sales		1.05%	1.05%
Remainder of Other Expenses		0.16%	0.16%
Total Other Expenses		1.24%	1.24%
Total Annual Portfolio Operating Expenses		2.49%	2.74%
[1]	The Portfolio may invest a portion of its assets in a Cayman Subsidiary (defined below). The Cayman Subsidiary has entered into a separate advisory agreement with New York Life Investment Management LLC ('New York Life Investments') for the management of the Cayman Subsidiary's portfolio pursuant to which the Cayman Subsidiary is obligated to pay New York Life Investments a management fee at the same rate that the Portfolio pays New York Life Investments for services provided to the Portfolio. New York Life Investments is contractually obligated to waive the management fee it receives from the Portfolio in an amount equal to the management fee paid to New York Life Investments by the Cayman Subsidiary. This waiver arrangement may not be terminated by New York Life Investments as long as its advisory agreement with the Cayman Subsidiary is in place. The Portfolio's Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not reflect certain waivers.
[2]	Other Expenses of the Cayman Subsidiary include the expenses (other than the management fee) borne by the Portfolio as the sole shareholder of the Cayman Subsidiary, including administrative, audit, custody and legal expenses.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - - MainStay VP Absolute Return Multi-Strategy Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Initial Class	252	776	1,326	2,826
Service Class	277	850	1,450	3,070

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 185% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio pursues its investment objective by allocating its assets among multiple non-traditional or “alternative” investment strategies managed by New York Life Investment Management LLC, the Portfolio's Manager, and different Subadvisors. The Manager is responsible for selecting and overseeing each Subadvisor and for determining the amount of Portfolio assets allocated to each investment strategy and Subadvisor. The Manager, along with each of the Subadvisors, provides day-to-day portfolio management for a portion of the Portfolio's assets by employing a variety of non-traditional investment strategies. The Portfolio employs an absolute return strategy, which seeks to provide returns that have a low correlation to traditional equity and fixed-income indices, lower volatility than traditional equity indices, and similar volatility to traditional investment grade fixed-income indices through investing in a number of non-traditional investment strategies. The Portfolio's absolute return investment approach seeks to provide positive returns over a complete market cycle. However, the Portfolio's returns may be negative during certain periods within or over a complete market cycle. Generally, a complete market cycle is deemed to be a period of material increase in the financial and economic markets and a period of material decline in the financial and economic markets.

Each Subadvisor is responsible for the day-to-day management of the Portfolio's assets allocated to the Subadvisor by the Manager. In making allocation decisions among strategies or Subadvisors, the Manager may consider a variety of qualitative and quantitative factors, including investment style and historical performance, as well as various characteristics of a strategy's or a Subadvisor's expected investment portfolio. The Manager may also manage a portion of the Portfolio's assets directly. The Manager may at any time and in its sole discretion (without prior notice to shareholders) adjust the allocation of the Portfolio's assets among the investment strategies and Subadvisors to varying degrees, including reducing the Portfolio's exposure to any strategy or Subadvisor to zero. Under normal market conditions, the Manager will not allocate more than 30% of the Portfolio's assets to any one strategy with each Subadvisor. In the future, the Manager may determine to allocate the Portfolio's assets to additional strategies not currently summarized below.

Investment Process: The Portfolio seeks low correlation to traditional equity and fixed-income indices and lower volatility than traditional equity indices by utilizing a combination of different non-traditional or alternative investment strategies. The Manager currently targets an annualized volatility level of less than 6% (as measured by the standard deviation of the Portfolio's returns) over the long term. However, over short- or long-term periods, the Portfolio's volatility may materially exceed its target volatility and the Portfolio's performance may have a high correlation with traditional equity and fixed-income indices. The Manager seeks to substantially reduce the risks associated with concentration (i.e., the individual risk contribution from any one strategy or Subadvisor) and drawdown (i.e., the decrease in value of investments from their peak) by diversifying the Portfolio's assets across multiple strategies and Subadvisors.

Pursuant to its various strategies, the Portfolio may invest in a broad range of asset classes and instruments, including, but not limited to, equity securities, depositary receipts, fixed-income instruments, commodities, currencies, mortgage-backed and asset-backed securities, and convertible securities. The Portfolio may invest without restriction as to issuer capitalization, country (including emerging markets), currency, maturity or credit rating. The Portfolio may also invest in derivatives, such as futures, forwards, options and swaps (including, for example, credit default (as buyer or seller of credit protection), index, total return, interest rate and currency swaps), to try to enhance returns and/or reduce the risk of loss, including losses due to fluctuation in currency exchange rates by hedging certain of its holdings. As a result of the Portfolio's use of derivatives, the Portfolio may have economic leverage and hold a significant amount of related U.S. Treasuries or short-term investments, including money market funds and cash deposits. In addition, the Portfolio may invest in pooled investment vehicles, including affiliated and unaffiliated open-end funds, closed-end funds and exchange-traded funds.

The Portfolio may take long and/or short positions in a wide range of asset classes, including equity securities and fixed-income instruments, among others. When taking a short position, the Portfolio may sell an instrument that it does not own and then borrow the instrument to meet its settlement obligations. The Portfolio may also take short positions in futures, forwards, options or swaps. A short position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Long positions will benefit if the value of the instrument increases. A portion of the Portfolio's assets (no more than 15% at the time of purchase) may be invested in illiquid securities (i.e., holdings that the Portfolio may not be able to sell or dispose of in the ordinary course of business within seven calendar days).

The Portfolio currently pursues the following principal investment strategies:

Equity Market Neutral: This strategy seeks to profit by detecting and exploiting perceived pricing inefficiencies in individual equity securities and neutralizing exposure to market risk by maintaining approximately equal value exposure in long and short positions. The strategy will identify investment opportunities based on a model that reflects the input of relevant factors, including relative value, market sentiment, and the Subadvisor's forecasts as to anticipated market volatility. The strategy may engage in short sales in order to generate returns that are independent of the direction of the market.

Risk Arbitrage: This strategy implements event-driven arbitrage strategies on securities of companies that experience certain “special situations,” which are corporate events that are likely to create discontinuity in the price of a given security. The Portfolio's risk arbitrage strategy consists primarily of an announced merger arbitrage strategy. An announced merger arbitrage strategy buys or sells the securities of companies involved in a merger based on the Subadvisor's anticipation of the merger's outcome. The strategy may also invest in securities of companies based on other event-driven strategies, such as holding discount arbitrage, share class arbitrage, spin-offs, asset sales, initial public offerings, minority buyouts, auctions or rights issues. Share class arbitrage involves capitalizing on perceived pricing inefficiencies of a particular share class in a multiple share class issuer. Discount arbitrage is when a discount option is purchased while an opposite transaction is taken in the underlying security.

Managed Futures: This strategy primarily takes long and short positions in futures contracts (directly or through derivatives, including total return swaps) across asset classes globally. The strategy seeks to exploit market trends and generate absolute returns utilizing a quantitative and systematic investment approach, which consists of analyzing financial markets through statistical models. These quantitative models produce buy or sell signals looking to benefit from the upward and downward movements of the asset classes covered based on market trends and patterns and contrarian views (i.e., instruments and strategies that may be out of favor in the broader market). The managed futures strategy will be implemented through (i) investment in derivative instruments, including swap agreements, exchange-traded futures and option and forward contracts, to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk, (ii) investment in swap agreements that reflect the return of securities, derivatives and commodity interests selected by the Subadvisor, or (iii) investment in some combination of (i) and (ii). This strategy will involve the use of one or more wholly-owned subsidiaries formed under the laws of the Cayman Islands (each, a “Cayman Subsidiary”). See “Subsidiary Risk” below for more information.

Master Limited Partnerships (“MLPs”): This strategy seeks to deliver both current income and total return by investing in a portfolio of domestic and foreign publicly traded partnerships and/or other issuers engaged in the transportation, storage, processing, refining, marketing, exploration, production or mining of crude oil, natural gas, natural gas liquids, minerals or other natural resources (“Energy Companies”). The Subadvisor implements this strategy by identifying companies it believes will benefit from increased crude oil, natural gas or natural gas liquids production resulting in greater energy infrastructure needs. The Portfolio will invest no more than 25% of its total assets in securities of MLPs that are qualified publicly traded partnerships (“QPTPs”), which are treated as partnerships for U.S. federal income tax purposes.

Credit Long/Short or Non-Traditional Fixed-Income: This strategy seeks to exploit opportunities in the global fixed-income markets based on top-down and bottom-up analysis. The strategy may invest in various credit strategies that involve being long and short different financial instruments, and the credit instruments involved will range from high grade to high yield (known as “junk bonds”) and distressed debt. The strategy may also invest in credit derivatives, including credit default swaps and related options and indices. The Subadvisors responsible for this strategy dynamically allocate capital to the sectors and securities that they believe offer the best balance of risk and return, unrestricted by benchmark constraints.

Global Macro Strategy: This strategy seeks to obtain exposure to a broad spectrum of investments and countries or regions, based on discrete strategies that employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, and quantitative and fundamental approaches, designed to effectively identify and assess factors that affect businesses and economies broadly (e.g., monetary and fiscal policy, regulatory changes, demographics) and their impact on securities markets. The strategy may also employ arbitrage techniques and seek long and short exposure (directly or through derivatives, including total return swaps) across diversified asset classes globally. The strategy may be exposed significantly to interest rate and foreign currency futures. In addition, the strategy may involve the use of one or more Cayman Subsidiaries to obtain certain commodities market exposure.

Tactical Allocation: This strategy, which is managed by the Manager, may invest in a range of asset classes, including equity securities, fixed-income instruments, futures, options, currency forward contracts and swaps (including total return swaps) and affiliated and unaffiliated open-end funds, closed-end funds and exchange-traded funds, to manage or gain access to certain market exposures, including exposure to asset classes or strategies in which the Portfolio is not otherwise invested, to exploit perceived structural inefficiencies in the markets or to manage cash flows. Additionally, positions may be pursued on a long or short basis either to take advantage of perceived investment opportunities or to counter exposure from other strategies in the Portfolio.

Other Strategies: The Manager may modify the strategies summarized above and allocate the Portfolio's assets among or to other strategies developed or implemented to further optimize risk reward expectations based on, among other factors, changing market conditions. In addition to the instruments described above, such other strategies may include taking long and/or short positions in a wide range of instruments, including, but not limited to, commodities and real estate investment trusts (“REITs”). Such investments may be made without restriction as to issuer capitalization, country (including emerging markets), currency, maturity or credit rating and within the context of a range of investment programs or strategies, including, but not limited to, carry strategies, relative value strategies, and various forms of arbitrage.

The Manager may allocate the Portfolio's assets among the following Subadvisors:

Subadvisor	Strategy
Candriam France S.A.S.	Risk Arbitrage, Credit Long/Short or Non-Traditional Fixed-Income, Managed Futures, Global Macro
Cushing® Asset Management, LP	Master Limited Partnerships (“MLPs”) and Other Energy Companies
MacKay Shields LLC	Equity Market Neutral
Credit Long/Short or Non-Traditional Fixed-Income

In order to qualify as a regulated investment company under Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), the Portfolio intends to gain exposure to the commodities market primarily through investing a portion of the Portfolio's assets (up to 25% in the aggregate) in the equity securities of one or more Cayman Subsidiaries, which have the same investment objective as the Portfolio. In pursuing its investment objective, each Cayman Subsidiary is expected to invest, directly or indirectly through the use of derivatives (including total return swaps), in securities, commodities, commodity-related instruments and other investments. The Manager will advise each Cayman Subsidiary and may retain one or more Subadvisors to manage the assets of each Cayman Subsidiary. Although each Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio, the investment programs of the Portfolio and each Cayman Subsidiary are not necessarily identical. Initially, the Portfolio intends to invest in one Cayman Subsidiary but retains the right to invest in additional Cayman Subsidiaries in the future.

Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Portfolio's Subadvisors may underperform the market or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Market Risk: The value of the Portfolio's investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Portfolio shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Subadvisor may not produce the desired results. In addition, the Portfolio may not achieve its investment objective, including during a period in which a Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Multi-Manager Risk: The Portfolio's performance relies on the skill of the Manager in selecting and monitoring the Subadvisors. The Portfolio's performance also is dependent upon the Manager's skill in determining strategic allocations of the Portfolio's assets among the Subadvisors and the Subadvisors' skill in implementing their respective strategy or strategies. The Subadvisors' investment strategies may not always be complementary to one another and, as a result, the Subadvisors may make decisions that conflict with one another, which may adversely affect the Portfolio's performance. For example, a Subadvisor may purchase an investment for the Portfolio at the same time that another Subadvisor sells the investment, resulting in higher expenses without accomplishing any net investment result. Alternatively, several Subadvisors could purchase the same investment at the same time, causing the Portfolio to pay higher expenses because they did not aggregate their transactions. The multi-manager approach may also cause the Portfolio to invest a substantial percentage of its assets in certain types of securities, which could lead to large beneficial or detrimental effects on the Portfolio's performance. The Manager may influence a Subadvisor in terms of its management of a portion of the Portfolio's assets, including hedging practices, investment exposure and risk management.

The Subadvisors may underperform the market generally and may underperform other subadvisors that the Manager could have selected. One or more Subadvisors may have limited or no experience in managing assets of a registered investment company, which is subject to daily inflows and outflows of investor cash and certain legal and tax-related restrictions on its investments and operations.

Investments selected using quantitative methods or based on models that analyze information and data may perform differently from the market as a whole. There can be no assurance that these methodologies or models will enable the Fund to achieve its objective. The quantitative model used by a Subadvisor, and the investments selected based on the model, may not perform as expected. The quantitative model may contain certain errors in construction and implementation that may adversely affect the Fund's performance. In addition, the Fund's performance will reflect, in part, a Subadvisor's ability to make active qualitative decisions and timely adjust the quantitative model, including the model's underlying metrics and data.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Market Capitalization Risk: To the extent the Portfolio invests in securities issued by small-, mid-, or large-cap companies, the Portfolio will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisors believe is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment go up or down, unrelated to the quality or performance of the investment itself.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Currency Risk: Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect the Portfolio's investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. One or more Subadvisors seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of the Portfolio's assets allocated to the Subadvisor(s) by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. One or more Subadvisors may from time to time attempt to hedge all or a portion of the perceived currency risk by engaging in similar hedging transactions. However, these transactions and techniques may not always work as intended, and in certain cases the Portfolio may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Short Selling and Short Exposure Risk: To the extent the Portfolio obtains short exposure through the use of derivatives, the Portfolio would be subject to leverage risk, counterparty risk and other risks associated with the use of derivatives. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. Additionally, the Portfolio must maintain sufficient liquid assets (less any additional collateral held with the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are near historic lows, and the Portfolio currently faces a heightened level of interest rate risk. To the extent the Board of Governors of the Federal Reserve System (“Federal Reserve Board”) continues to raise the federal funds rate, there is a risk that interest rates across the financial system may rise, possibly significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings at a time when a Subadvisor might wish to sell. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio's fixed-income or debt holdings.

Not all U.S. government debt securities are guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Other Investment Companies Risk: The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio's performance. In addition, because closed-end funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Portfolio to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Uncleared swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant's swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, weather and natural disasters, and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Tax Risk: With respect to Portfolio investments in MLPs qualifying as QPTPs for U.S. federal income tax purposes, QPTPs are not subject to any U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business of a given QPTP, could result in a QPTP being treated as a corporation for U.S. federal income tax purposes, which would result in such QPTP being required to incur U.S. federal income tax on its taxable income, and its distributions being treated as dividends to the extent of earnings and profits, thereby reducing the value of the Portfolio's MLP investments.

Among the requirements the Portfolio must satisfy in order to qualify as a RIC, it must derive at least 90% of its gross income each taxable year from “qualifying gross income,” which is described in greater detail in the Portfolio's Statement of Additional Information. Gross income from commodities and certain commodity-linked derivative instruments generally will not be considered qualifying gross income of a regulated investment company. The Portfolio's investment in the Cayman Subsidiary is intended to provide the Portfolio with exposure to the commodity markets within the limitations prescribed in Subchapter M of the Internal Revenue Code.

With respect to Portfolio investments in the Cayman Subsidiary, the Internal Revenue Service (“IRS”) has issued private letter rulings to registered investment companies (but not the Portfolio) in which the IRS specifically concluded that income and gains earned by a regulated investment company from its investment in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are qualifying gross income of a regulated investment company for purposes of compliance with Subchapter M of the Internal Revenue Code. However, the Portfolio is not able to rely on private letter rulings issued to other taxpayers.

During September 2016, the IRS and the Treasury Department issued proposed regulations that, if finalized, would generally treat the Portfolio's income inclusion with respect to the Cayman Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Cayman Subsidiary that is attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

In connection with investments in the Cayman Subsidiary, the Portfolio has obtained an opinion of counsel that its income from such investments should constitute qualifying gross income of a regulated investment company under Subchapter M of the Internal Revenue Code. Nevertheless, changes in the laws of the United States or the Cayman Islands could result in the inability of the Portfolio or the Cayman Subsidiary to operate as described in the Portfolio's Prospectus and Statement of Additional Information. Such changes could adversely affect the Portfolio's ability to meet its investment objective as well as could jeopardize the Portfolio's tax status as a regulated investment company under the Internal Revenue Code which, in turn, may subject the Portfolio to higher tax rates and/or penalties.

Subsidiary Risk: By investing in a Cayman Subsidiary, the Portfolio is indirectly exposed to the risks associated with such Cayman Subsidiary's investments. Each Cayman Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or each Cayman Subsidiary to operate as expected and could adversely affect the Portfolio.

Liquidity and Valuation Risk: Securities purchased by the Portfolio may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio.

Event-Driven Arbitrage Risk: The Portfolio's investments in securities and companies in anticipation of a “special situation” (e.g., a merger) carry the risk that the special situation does not occur as anticipated, when anticipated, or at all, or if it is perceived to be less likely to occur. The market price of the security purchased by the Portfolio may decline sharply and result in losses to the Portfolio if, for example, such securities are ultimately sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price.

Master Limited Partnerships and Other Natural Resources Sector Companies Risks: Natural resources sector companies, including energy companies and MLPs, are subject to risks, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. Energy companies are affected by worldwide energy prices and may suffer losses as a result of adverse changes in these prices and market volatility. Additionally, energy companies may be at risk for increased government regulation and intervention and litigation. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Energy Companies Risk: Energy Companies are subject to certain risks, including, but not limited to, fluctuations in the prices of commodities (such as natural gas, natural gas liquids and crude oil), a significant decrease in the production of natural gas, crude oil, or other energy commodities, or a sustained decline in demand for energy commodities. In addition, Energy Companies are subject to risks associated with environmental costs and liabilities, regulatory changes and enforcement proceedings, and extreme weather conditions, among other risks particular to their specific business. The highly cyclical nature of the energy sector may adversely affect the earnings or operating cash flows of certain Energy Companies in which the Portfolio may invest. Energy Companies are also subject to risks that are specific to the particular sub-sector of the energy sector in which they operate.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT's manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Fund to short sell certain securities, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, and although the ultimate impact of the regulations remains unclear, the regulations may adversely affect, among other things, the availability, value or performance of derivatives.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Portfolio will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Portfolio's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Risk Management Techniques Risk: Although the Portfolio may employ various hedging and risk management techniques, there is no assurance that the Portfolio will engage in hedging transactions or risk management techniques at any one time, including during volatile market conditions. There also is no assurance that any hedging transactions or risk management techniques will be successful or that the Portfolio will be able to hedge fully or perfectly against any risk.

Leverage Risk: To the extent the Portfolio employs certain strategies and instruments (e.g., derivatives) that result in economic leverage, the Portfolio may be more volatile and sensitive to market movements than a fund that does not employ leverage. The use of leverage creates additional investment exposure as well as the potential for greater loss and may require the Portfolio to liquidate investments when it may be disadvantageous to do so.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over the life of the Portfolio. The average annual total returns table shows how the Portfolio's average annual total returns for the one-year period and for the life of the Portfolio compare to those of a broad-based securities market index. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the HFRX Absolute Return Index as its primary benchmark. The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities , equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The Portfolio has selected the Standard & Poor's 500® Index (“S&P 500® Index”) as its secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

The Portfolio commenced operations on May 1, 2013. Effective January 15, 2016, the Portfolio replaced its subadvisor. Effective January 19, 2016, the Portfolio revised its principal investment strategies. The performance in the bar chart and table prior to those dates reflects the Portfolio's prior subadvisor and principal investment strategies. Past performance may have been different if the new Subadvisors or revised principal investment strategies had been in place during the period. Please visit nylinvestments.com for daily net asset value information.

One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Returns, Initial Class Shares (calendar year 2014-2017)

Best Quarter
4Q/16	2.03%
Worst Quarter
3Q/15	-6.65%

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - - MainStay VP Absolute Return Multi-Strategy Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Initial Class	Initial Class	(0.25%)	(2.19%)	May 01, 2013
Service Class	Service Class	(0.51%)	(2.37%)	May 01, 2013
HFRX Absolute Return Index	HFRX Absolute Return Index (reflects no deductions for fees, expenses, or taxes)	3.39%	2.15%
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	21.83%	14.04%